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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                            Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Municipal High Income Trust
           SCHEDULE OF INVESTMENTS 1/31/07 (unaudited)



Principal
Amount ($)                                                    Value
           TAX EXEMPT OBLIGATIONS  - 122.4%
           Alabama - 0.5%
1,500,000  Camden Alabama Industrial Development Board, 6 $ 1,637,490

           Arizona - 6.4%
5,000,000 Apache County Industrial Development Authority $ 5,002,850 5,000,000 Apache County Industrial Development Authority 5,002,950 7,000,000(a) Downtown Phoenix Hotel Corp., RIB, 6.467%, 7/1 7,853,440
3,000,000 +Maricopa County Industrial Development Authori  3,078,150
1,000,000  Pima County Industrial Development Authority,   1,111,060
500,000    Yavapai County Industrial Development Authorit    538,075
                                                          $  22,586,525
           California - 10.6%
7,270,000 California State General Obligation, 5.25%, 2/ $ 7,713,034 5,000,000 California Statewide Communities Development A 5,215,700
5,150,000  Golden State Tobacco Securitization Corp., 7.8  6,256,168
7,000,000  Golden State Tobacco Securitization Corp., 7.8  8,532,720
2,000,000  San Diego Unified School District, 5.0%, 7/1/2  2,080,060
2,500,000  University of California Revenue, 5.0%, 5/15/2  2,622,050
5,000,000  Valley Health System Hospital Revenue, 6.5%, 5  5,033,050
                                                          $  37,452,782
           Connecticut - 3.5%
2,205,000 Connecticut State Health & Educational Facilit $ 2,248,615 4,800,000 Connecticut State Health & Educational Facilit 4,889,856
5,000,000  Mohegan Tribe Indians Gaming Authority, 6.25%,  5,313,900
                                                          $  12,452,371
           Delaware - 0.3%
500,000    Sussex County Delaware Revenue, 5.9%, 1/1/26   $   526,370
600,000    Sussex County Delaware Revenue, 6.0%, 1/1/35      631,686
                                                          $   1,158,056
           District of Columbia - 3.6%
5,000,000 District of Columbia Tobacco Settlement Financ $ 5,960,150 6,000,000 District of Columbia Tobacco Settlement Financ 6,617,160
                                                          $ 12,577,310
           Florida - 3.6%
2,000,000 Beacon Lakes Community Development, 6.9%, 5/1/ $ 2,183,680 1,650,000 Polk County Industrial Development Revenue, 5. 1,685,079
1,000,000  St. Johns County Industrial Development Author  1,009,880
2,000,000  St. Johns County Industrial Development Author  2,030,620
5,500,000  Tallahassee Health Facilities Revenue, 6.375%,  5,868,940
                                                          $ 12,778,199
           Georgia - 2.7%
4,240,000(a)Atlanta Georgia Water & Waste Revenue, RIB, 6. $4,819,014 2,400,000 Fulton County Residential Care Facilities Reve 2,331,120
2,600,000  Fulton County Residential Care Facilities Reve  2,519,426
                                                          $ 9,669,560
           Idaho - 1.5%
5,000,000  Power County Industrial Development Corp., 6.4 $ 5,311,500

           Illinois - 6.5%
1,000,000  Centerpoint Intermodal Center, 8.0%, 6/15/23 ( $ 1,028,640
5,000,000  Chicago Illinois O'Hare International Airport   5,234,150
1,000,000  Illinois Finance Authority Revenue, 6.0%, 11/1  1,052,050
1,000,000  Illinois Finance Authority Revenue, 6.0%, 11/1  1,042,740
1,500,000  Illinois Health Facilities Authority Revenue,   1,655,625
16,880,00(b)Metropolitan Pier & Exposition Authority Dedic 11,070,073 1,800,000 Southwestern Illinois Development Authority Re 1,818,666
                                                          $  22,901,944
           Indiana - 1.5%
1,000,000  Indiana State Development Finance Authority Re $        1,033,030
4,300,000  Indiana State Development Finance Authority Re  4,454,112
                                                          $        5,487,142
           Massachusetts - 10.8%
5,000,000  Massachusetts Bay Transportation Authority, 5. $   5,598,800
1,335,000  Massachusetts Health & Educational Facilities         1,378,508
7,050,000  Massachusetts Health & Educational Facilities         7,378,883
3,500,000  Massachusetts Health & Educational Facilities   3,771,635
5,000,000  Massachusetts Health & Educational Facilities   5,490,450
9,810,000(a)Massachusetts State Development Finance Agency 11,338,104 3,055,000 Massachusetts State Housing Finance Agency, 5. 3,149,277
                                                          $   38,105,657
           Michigan - 4.3%
950,000    Dr. Charles Drew Academy, 5.7%, 11/1/36        $    939,702
1,500,000  John Tolfree Health System Corp., 6.0%, 9/15/2  1,538,055
2,000,000  Michigan State Hospital Finance Authority Reve  1,976,440
4,010,000  Michigan State Hospital Finance Authority Reve  4,011,724
7,720,000(c)Wayne Charter County Michigan Special Airport   6,639,277
                                                          $    15,105,198
           Minnesota - 0.5%
1,675,000  Duluth Economic Development Authority Health C $    1,850,858

           Mississippi - 0.9%
3,000,000  Mississippi Business Finance Corp. Pollution C $   3,031,680

           Montana - 0.5%
1,600,000  Two Rivers Authority, Inc. Correctional Facili $    1,642,368

           Nevada - 1.4%
1,000,000  Clark County Industrial Development Revenue, 5 $    1,049,480
1,850,000  Clark County Industrial Development Revenue, 5  1,826,468
2,000,000  Nevada State Department of Business & Industry  2,121,040
                                                          $   4,996,988
           New Hampshire - 0.9%
3,000,000  Manchester School Facilities Revenue, 5.125%,  $   3,158,370

           New Jersey - 10.0%
2,000,000 New Jersey Economic Development Authority Reve $ 2,079,200 13,350,000 New Jersey Economic Development Authority Reve 13,916,841 1,000,000 New Jersey Economic Development Authority Reve 1,047,870
6,150,000 New Jersey Economic Development Authority Reve 6,678,900 10,000,00 +Tobacco Settlement Financing Corp., 6.75%, 6/1 11,591,100
                                                          $  35,313,911
           New Mexico - 0.4%
1,350,000 +Santa Fe Educational Facilities Revenue, 5.75% $  1,516,428

           New York - 8.7%
2,000,000 New York City Industrial Development Agency, 5 $ 2,100,280 6,225,000 New York City Industrial Development Agency, 6 6,288,495
5,000,000 New York City Trust Cultural Resources Revenue 5,236,600 7,040,000(a)New York State Dormitory Authority Revenue, RI 8,706,509
2,000,000  Suffolk County Industrial Development Agency,   2,106,220
6,000,000  Triborough Bridge & Tunnel Authority Revenue,   6,404,880
                                                         $30,842,984
           North Carolina - 2.5%
4,030,000 Charlotte North Carolina Special Facilities Re $ 4,073,161 4,600,000 Charlotte North Carolina Special Facilities Re 4,939,572
                                                          $ 9,012,733
           Ohio - 1.4%
5,000,000  Hamilton County Health Care Revenue, 5.0%, 1/1 $5,085,850

           Oklahoma - 6.0%
3,000,000 +Oklahoma Development Finance Authority Revenue $   3,160,020
8,000,000 +Oklahoma Development Finance Authority Revenue 8,426,720 4,100,000 Tulsa Municipal Airport Revenue, 5.65%, 12/1/3 4,172,119
1,225,000  Tulsa Municipal Airport Revenue, 6.25%, 6/1/20  1,229,447
4,350,000  Tulsa Municipal Airport Revenue, 7.35%, 12/1/1  4,365,269
                                                          $  21,353,575
           Pennsylvania - 5.6%
1,550,000  Allegheny County Hospital Development Authorit $    1,553,503
12,300,000 Allegheny County Hospital Development Authorit 14,553,975
1,000,000  Columbia County Hospital Authority Health Care    913,490
1,000,000  Hazleton Health Services Authority Hospital Re    996,440
1,280,000  Langhorne Manor Borough Higher Education & Hea  1,280,371
500,000    Pennsylvania Higher Educational Facilities Aut    527,190
                                                          $  19,824,969
           Rhode Island - 1.3%
4,000,000  Central Falls Detention Facilities Revenue, 7. $    4,481,560

           South Carolina - 1.9%
5,185,000 +South Carolina Jobs Economic Development Autho $   5,928,373
665,000   +South Carolina Jobs Economic Development Autho    756,245
                                                          $     6,684,618
           Tennessee  - 3.6%
7,000,000  Johnson City Health & Educational Facilities B $    8,108,940
4,480,000  Knox County Health Educational & Housing Facil  4,810,534
                                                          $   12,919,474
           Texas  - 13.0%
7,500,000  Alliance Airport Authority Special Facilities  $    7,651,500
1,000,000  Austin Convention Enterprises, Inc. Revenue, 5  1,066,090
1,345,000  Bexar County Housing Finance Corp., 8.0%, 12/1  1,429,816
1,000,000  Dallas-Fort Worth International Airport Revenu  1,008,520
5,000,000  Dallas-Fort Worth International Airport Revenu  5,053,500
4,000,000 Decatur Hospital Authority Revenue, 7.0%, 9/1/ 4,380,680 1,000,000 +Georgetown Health Facilities Development Corp. 1,075,910 2,000,000 Gulf Coast Industrial Development Authority Re 2,102,580
3,750,000  Houston Airport System Special Facilities Reve  3,825,562
5,340,000 Lubbock Health Facilities Development Corp., 6 5,586,548 2,450,000(a)Northside Independent School District, RIB, 6. 2,855,842
500,000    Sabine River Authority Pollution Control Reven    540,520
7,040,000(a)Texas State, RIB, 6.456%, 4/1/30 (144A)         8,146,829
1,365,000  Willacy County Local Government Corp. Revenue,  1,382,199
                                                          $  46,106,096
           Utah  - 0.2%
800,000    Spanish Fork City Charter School Revenue, 5.55 $     796,312

           Vermont  - 0.5%
1,500,000  Vermont Educational & Health Buildings Financi $     1,660,080

           Virginia  - 1.5%
1,000,000  Peninsula Ports Authority, 6.0%, 4/1/33        $     1,080,790
4,000,000 +Pocahontas Parkway Association of Virginia Tol  4,185,360
                                                          $     5,266,150
           Washington - 5.8%
4,710,000  Spokane Public Facilities District Hotel/Motel $     5,162,914
7,025,000  Tobacco Settlement Authority Revenue, 6.625%,   7,845,731
14,315,000 Washington State General Obligation, 0.0%, 6/1  7,344,597
                                                          $     20,353,242
           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $380,963,992)                            $    433,121,980

           MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.8%
10,000,000 Non-Profit Preferred Funding Trust I, Series E $       9,974,600

           TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
           (Cost $10,000,000)                             $       9,974,600

Shares     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.9%
6,727,014  BlackRock Provident Institutional Municipal Fu $        6,727,014

           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $6,727,014)                              $        6,727,014

           TOTAL INVESTMENTS IN SECURITIES - 127.1%
           (Cost $397,691,006) (d) (e)                    $  449,823,594
           OTHER ASSETS AND LIABILITIES -  1.5%           $     5,158,691
           PREFERRED SHARES AT REDEMPTION VALUE,
           INCLUDING DIVIDENDS PAYABLE - (28.6)%          $  (101,038,753)
           NET ASSETS APPLICABLE TO COMMON
             SHAREOWNERS - 100.0%                         $  353,943,532


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exemptfrom registration. At
           January 31, 2007 the value of these securities amounted to $50,858,590 or 14.4% of net assets applicable to common shareowners.

+          Prerefunded bonds have been collateralized by U.S.
           Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2007.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
           The rate shown is the rate at period end.

(c)        Security is in default and is non-income producing.

(d) The concentration of investments by type of obligation/market sector is as follows:
           Insured                                               14.0%
           General Obligation                                     6.0
           Revenue Bonds:
                               Health Revenue                    27.2
                               Airport Revenue                   15.3
                               Tobacco Revenue                   10.4
                               Education Revenue                  4.8
                               Pollution Control Revenue          4.4
                               Development Revenue                4.2
                               Transportation Revenue             2.8
                               Power Revenue                      2.7
                               Facilities Revenue                 2.6
                               Other Revenue                      2.6
                               Gaming Revenue                     1.2
                               Housing Revenue                    1.0
                               School District Revenue            0.6
                               Utilities Revenue                  0.2
                                                                100.0%

(e) At January 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $395,937,388 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax  $     54,235,492

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over v         (349,286)
           Net unrealized gain                            $     53,886,206

RIB        Residual Interest Bonds


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.